SHARE CAPITAL (Narrative) (Details 1)											1 Months Ended											12 Months Ended
	Jan. 14, 2022 Share Year $ / shares	Dec. 15, 2021 Share Year $ / shares	Nov. 01, 2021 Share Year $ / shares	Oct. 13, 2021 Share Year $ / shares	Sep. 03, 2021 Share Year $ / shares	Apr. 13, 2021 Share Year $ / shares	Dec. 09, 2020 Share Year $ / shares	Oct. 06, 2020 Share Year $ / shares	Jul. 06, 2020 Share Year $ / shares	May 08, 2020 Share Year $ / shares	Mar. 29, 2022 Share Year $ / shares	Jan. 17, 2022 Share Year $ / shares	Dec. 29, 2021 Share Year $ / shares	Oct. 26, 2021 Share Year $ / shares	Sep. 21, 2021 Share Year $ / shares	Jul. 23, 2021 Share Year $ / shares	Jun. 30, 2021 Share Year $ / shares	Dec. 30, 2020 Share Year $ / shares	Nov. 24, 2020 Share Year $ / shares	Jul. 24, 2020 Share Year $ / shares	May 16, 2020 Share Year $ / shares	Mar. 31, 2022 Share	Mar. 31, 2021 Share	Mar. 31, 2020 Share
Disclosure of classes of share capital [line items]
Stock option plan, maximum percentage authorised																						10.00%
Number of outstanding stock options | Share																						8,692,334	7,021,667	4,775,000
Stock option plan, maximum percentage authorised in twelve month period																						5.00%
Stock option plan, maximum percentage of shares reserved for issuance to insiders																						10.00%
Stock option plan, maximum percentage of shares reserved for issuance to insiders within one year period																						10.00%
Number of stock options issued | Share																						2,344,000	3,100,000
Consultants [Member]
Disclosure of classes of share capital [line items]
Stock option plan, maximum percentage authorised in twelve month period																						2.00%
Number of stock options issued | Share			100,000			50,000	250,000		100,000						120,000		150,000		75,000	150,000	100,000
Exercise price			$ 5.67			$ 1.76	$ 1.64		$ 0.68						$ 4.08		$ 3.5		$ 1.77	$ 0.63	$ 0.4
Expiry date of share options granted			November 1, 2024			April 13, 2023	December 9, 2023		July 6, 2025						September 21, 2024		June 30, 2024		November 24, 2025	July 24, 2025	May 16, 2025
Grant date fair value of stock options granted			$ 3.21			$ 0.92	$ 0.91		$ 0.41						$ 2.31		$ 2.01		$ 1.14	$ 0.38	$ 0.24
Expected dividend yield			0.00%			0.00%	0.00%		0.00%						0.00%		0.00%		0.00%	0.00%	0.00%
Expected volatility rate			89.00%			100.00%	88.00%		75.00%						91.00%		93.00%		82.00%	75.00%	75.00%
Expected forfeiture rate			0.00%			0.00%	0.00%		0.00%						0.00%		0.00%		0.00%	0.00%	0.00%
Risk-free interest rate			1.05%			0.31%	0.20%		0.26%						0.53%		0.45%		0.27%	0.26%	0.30%
Expected life | Year			3			2	3		5						3		3		5	5	5
Description of vesting period			1/3 at November 1, 2021; 1/3 at November 1, 2022; 1/3 at November 1, 2023.			100% at August 13, 2021.	1/3 at December 9, 2020; 1/3 at December 9, 2021; 1/3 at December 9, 2022.		1/3 at July 6, 2020; 1/3 at July 6, 2021; 1/3 at July 6, 2022.				1/3 at December 29, 2021; 1/3 at December 29, 2022; 1/3 at December 29, 2023.		1/3 at September 21, 2021; 1/3 at September 21, 2022; 1/3 at September 21, 2023.		1/3 at June 30, 2021; 1/3 at June 30, 2022; 1/3 at June 30, 2023.		1/2 at November 24, 2020; 1/2 at May 24, 2021.	1/3 at July 24, 2020; 1/3 at July 24, 2021; 1/3 at July 24, 2022.	1/3 at May 16, 2020; 1/3 at November 16, 2020; 1/3 at May 16, 2021.
Employees [Member]
Disclosure of classes of share capital [line items]
Stock option plan, maximum percentage authorised in twelve month period																						2.00%
Number of stock options issued | Share		25,000		100,000	100,000	50,000					54,000	20,000		50,000		25,000
Exercise price		$ 5.2		$ 4.92	$ 3.69	$ 1.76					$ 3.88	$ 4.25		$ 4.77		$ 3.1
Expiry date of share options granted		December 15, 2026		October 13, 2024	September 3, 2024	April 13, 2026					March 29, 2025	January 17, 2025		October 26, 2024		July 23, 2024
Grant date fair value of stock options granted		$ 3.39		$ 2.84	$ 2.12	$ 1.16					$ 2.29	$ 2.8		$ 2.75		$ 1.75
Expected dividend yield		0.00%		0.00%	0.00%	0.00%					0.00%	0.00%		0.00%		0.00%
Expected volatility rate		82.00%		91.00%	91.00%	85.00%					92.00%	83.00%		91.00%		91.00%
Expected forfeiture rate		0.00%		0.00%	0.00%	0.00%					0.00%	0.00%		0.00%		0.00%
Risk-free interest rate		0.99%		1.07%	0.53%	0.31%					2.31%	1.26%		1.07%		0.45%
Expected life | Year		5		3	3	5					3	5		3		3
Description of vesting period		1/3 at December 15, 2021; 1/3 at December 15, 2022; 1/3 at December 15, 2023.		1/3 at October 13, 2021; 1/3 at October 13, 2022; 1/3 at October 13, 2023.	1/3 at September 3, 2021; 1/3 at March 3, 2022; 1/3 at September 3, 2022.	1/3 at April 13, 2021; 1/3 at April 13, 2022; 1/3 at April 13, 2023.					1/3 at March 29, 2022; 1/3 at March 29, 2023; 1/3 at March 29, 2024.	1/3 at January 17, 2022; 1/3 at January 17, 2023; 1/3 at January 17, 2024.	1/3 at December 29, 2021; 1/3 at June 29, 2022; 1/3 at December 29, 2022.	1/3 at October 26, 2021; 1/3 at October 26, 2022; 1/3 at October 26, 2023.		1/3 at July 23, 2021; 1/3 at July 23, 2022; 1/3 at July 23, 2023.
Directors and Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options issued | Share	1,100,000
Exercise price	$ 4.25
Expiry date of share options granted	January 14, 2027
Grant date fair value of stock options granted	$ 2.8
Expected dividend yield	0.00%
Expected volatility rate	83.00%
Expected forfeiture rate	0.00%
Risk-free interest rate	1.26%
Expected life | Year	5
Description of vesting period	1/3 at January 14, 2022; 1/3 at July 14, 2022; 1/3 at January 14, 2023.
Directors, Officers, Employees, and Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options issued | Share										600,000
Exercise price										$ 0.4
Expiry date of share options granted										May 8, 2025
Grant date fair value of stock options granted										$ 0.22
Expected dividend yield										0.00%
Expected volatility rate										75.00%
Expected forfeiture rate										0.00%
Risk-free interest rate										0.30%
Expected life | Year										5
Directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options issued | Share								400,000										1,000,000
Exercise price								$ 0.75										$ 3.32
Expiry date of share options granted								October 6, 2025										December 30, 2025
Grant date fair value of stock options granted								$ 0.45										$ 2.15
Expected dividend yield								0.00%										0.00%
Expected volatility rate								79.00%										83.00%
Expected forfeiture rate								0.00%										0.00%
Risk-free interest rate								0.24%										0.20%
Expected life | Year								5										5
Description of vesting period								1/3 at October 6, 2020; 1/3 at April 6, 2021; 1/3 at October 6, 2021.		1/3 at May 8, 2020; 1/3 at November 8, 2020; 1/3 at May 8, 2021.								1/3 at December 30, 2020; 1/3 at June 30, 2021; 1/3 at December 30, 2021.
Officers, Employees, and Consultants [Member]
Disclosure of classes of share capital [line items]
Description of vesting period										1/3 at May 8, 2020; 1/3 at May 8, 2021; 1/3 at May 8, 2022.
Employee and Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options issued | Share	200,000												200,000					425,000
Exercise price	$ 4.25												$ 5.22					$ 3.32
Expiry date of share options granted	January 14, 2025												December 29, 2024					December 30, 2023
Grant date fair value of stock options granted	$ 2.42												$ 2.96					$ 1.92
Expected dividend yield	0.00%												0.00%					0.00%
Expected volatility rate	90.00%												89.00%					92.00%
Expected forfeiture rate	0.00%												0.00%					0.00%
Risk-free interest rate	1.26%												0.99%					0.20%
Expected life | Year	3												3					3
Description of vesting period	1/3 at January 14, 2022; 1/3 at January 14, 2023; 1/3 at January 14, 2024.																	1/3 at December 30, 2020; 1/3 at December 30, 2021; 1/3 at December 30, 2022.